Share-based compensation	12 Months Ended
Dec. 31, 2024
Sharebased compensation
Share-based compensation

30. Share-based compensation

The table below presents a summary of the Group’s share-based compensation for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Operations and support	143,588	109,962	110,822
Sales and marketing	264,572	159,830	180,967
Research and development	1,205,975	922,066	789,094
General and administrative	1,832,763	1,397,735	1,171,855
Total share-based compensation expenses	3,446,898	2,589,593	2,252,738
Investment income (loss), net*	47,421	—	—
Total share-based compensation	3,494,319	2,589,593	2,252,738
*

The Company granted share-based awards under the 2017 Plan and 2021 Plan (as defined below) to the employees of an equity investee with no increase in the relative ownership percentage of the investee and no proportionate funding by other investors. Accordingly, the Group recognized the entire cost of the share-based awards as incurred, amounting to RMB47,421, nil and nil in investment income (loss), net in the consolidated income statements for the years ended December 31, 2022, 2023 and 2024.

(a)	Share Incentive Plan

In December 2017, the Company adopted the Equity Incentive Plan (the “2017 Plan”), approved by the Board of Directors, which was subsequently amended. Share options, restricted shares and restricted share units (“RSUs”) under 2017 Plan may be granted to employees, directors and consultants of the Group and other related entities stipulated in the 2017 Plan. As of December 31, 2024, the maximum aggregate number of ordinary shares which may be issued pursuant to the 2017 Plan was 195,127,549 shares.

In June 2021, the Company adopted the 2021 Share Incentive Plan (the “2021 Plan”), approved by the Board of Directors under which share options, restricted shares and RSUs may be granted to its employees, directors and consultants of the Group and other related entities stipulated in the 2021 Plan. As of December 31, 2024, the maximum aggregate number of ordinary shares which may be issued pursuant to the 2021 Plan was 116,906,908 shares.

30. Share-based compensation (Continued)

Share-based awards granted under the 2017 Plan and the 2021 Plan had a contractual term of seven years from the stated grant date and are generally subject to a four-year vesting schedule as determined by the administrator of the plans. Depending on the nature and the purpose of the grant, share-based awards generally vest 15% upon the first anniversary of the vesting commencement date, and 25%, 25% and 35% in following years thereafter. In January 2022, the Company extended the contractual term for share options from seven years to ten years, effective from January 2022. In July 2024, vesting accelerated for the majority of share-based awards, generally 25% upon the first anniversary of the vesting commencement date, and 25% every year thereafter or 6.25% every quarter thereafter after modification.

(b)Modification

In January 2022, the aforementioned contractual term extension for share options from seven years to ten years resulted in incremental share-based compensation expenses of RMB153,139. For the year ended December 31, 2023, 4,695,544 existing share options were exchanged for 3,217,476 new options, with different exercise prices, leading to incremental share-based compensation expenses of RMB149,104 on the modification date. For the year ended December 31, 2024, the aforementioned vesting acceleration led to incremental share-based compensation expenses of RMB365,557.

(c)Share Options

A summary of activities of the share options for the years ended December 31, 2022 and 2023 and 2024 is presented as follows:

			Weighted
		Weighted	Average		Weighted
		Average	Remaining	Aggregate	Average
	Number of	Exercise	Contractual	Intrinsic	Grant Date
	Options	Price	Life	Value	Fair Value
		US$	In Years	US$	US$
Outstanding as of January 1, 2022	52,575,849	4.90	3.40	789,898	30.18
Granted	18,459,565	0.0001823			11.80
Exercise of share options	(2,749,909)	0.42		33,819	24.22
Forfeited/cancelled	(4,552,050)	1.00			36.86
Outstanding as of December 31, 2022	63,733,455	3.94	6.39	559,325	24.62
Granted	10,402,129	0.0001823			14.78
Modification	(1,478,068)	0.0001823			12.90
Exercise of share options	(717,256)	0.21		11,182	30.55
Forfeited/cancelled	(4,382,666)	0.07			26.03
Outstanding as of December 31, 2023	67,557,594	2.61	5.90	891,353	22.72
Granted	17,151,866	0.0001823			16.46
Exercise of share options	(1,379,548)	1.04		23,780	18.27
Forfeited/cancelled	(6,201,234)	0.00			19.15
Outstanding as of December 31, 2024	77,128,678	2.26	5.75	1,235,291	20.04
Exercisable as of December 31, 2024	48,382,736	3.61	4.09	709,821	22.18
Vested and Expected to Vest as of December 31,2024	71,523,950	2.44	5.51	1,132,833	20.36

The Group uses the binomial option pricing model to determine the fair value of the share-based awards. The estimated fair value of each option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the Year Ended December 31,
	2022	2023	2024
Fair value of ordinary shares (US$)	7.34-19.92	12.00-15.20	15.80-18.76
Expected volatility	35.27%-40.34%	41.36%-41.70%	50.87%-52.13%
Risk‑free interest rate (per annum)	1.52%-3.83%	3.48%-4.59%	3.73%-4.48%
Expected dividend yield	0%	0%	0%
Expected term (in years)	10	10	10

30. Share-based compensation (Continued)

Risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.

(d)Restricted shares and RSUs

A summary of activities of restricted shares and RSUs for the years ended December 31, 2022, 2023 and 2024 is presented as follows:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Grant Date	Contractual
	Shares	Fair Value	Life
		US$	In Years
Unvested at January 1, 2022	23,277,695	41.21	5.28
Granted	1,714,158	12.47
Vested	(7,947,817)	34.14
Forfeited/cancelled	(2,446,370)	40.84
Unvested at December 31, 2022	14,597,666	40.97	7.47
Granted	899,005	13.51
Vested	(6,079,090)	39.30
Forfeited/cancelled	(957,307)	33.70
Unvested at December 31, 2023	8,460,274	41.42	7.14
Granted	647,941	16.38
Vested	(4,918,922)	41.65
Forfeited/cancelled	(409,680)	26.99
Unvested at December 31, 2024	3,779,613	35.78	6.80
Expected to vest at December 31, 2024	3,390,665	36.58	6.72

The Group recognized share-based compensation, net of estimated forfeitures, using the graded vesting attribution method over the vesting term of the awards for the service condition awards.

The weighted-average remaining vesting period for outstanding share options was 2.88 years, 2.51 years, 2.35 years and 2.96 years as of January 1, 2022, December 31, 2022, 2023 and 2024, respectively.

The weighted-average remaining vesting period for restricted shares and RSUs was 2.81 years, 2.12 years, 1.61 years and 1.91 years as of January 1, 2022, December 31, 2022, 2023 and 2024, respectively.

(e)Voyager’s share-based awards

In the first quarter of 2021, Voyager Group Inc. (“Voyager”), a subsidiary of the Group, adopted 2020 Equity Incentive Plan (“Voyager Incentive Plan”) under which share options, restricted shares and RSUs may be granted to employees, directors and consultants of Voyager, its subsidiaries, the VIEs and VIEs’ subsidiaries and other related entities stipulated in the Voyager Incentive Plan. As of December 31, 2024, the maximum aggregate number of ordinary shares which could be issued pursuant to the Plan was 19,647,161 shares. The share-based compensation expenses of RMB204,227, RMB146,230 and RMB103,312 were recognized in the consolidated financial statements for the years ended December 31, 2022, 2023 and 2024.

30. Share-based compensation (Continued)

Share-based awards granted under the Voyager Incentive Plan have a contractual term of seven years from the stated grant date and are generally subject to a four-year or five-year vesting periods as determined by the administrator of the Voyager Incentive Plan. Share-based awards generally vest 25% or 20% upon the first anniversary of the vesting commencement date, and 25% or 20% every year thereafter. In July 2024, vesting accelerated for the certain type of share-based awards, generally 25% upon the first anniversary of the vesting commencement date, and 6.25% every quarter thereafter after modification, which led to incremental share-based compensation expenses of RMB3,491.

Furthermore, certain share-based awards contain both service and performance conditions. These share-based awards granted which are only vested upon the occurrence of an IPO or deemed liquidation events by Voyager, but without an associated service requirement, are considered to be non vesting conditions.